Cover	Feb. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2026
Entity File Number	001-38066
Entity Registrant Name	Select Water Solutions, Inc.
Entity Central Index Key	0001693256
Entity Tax Identification Number	26-3685382
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1820 North I-35
Entity Address, City or Town	Gainesville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76240
City Area Code	940
Local Phone Number	668-1818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	WTTR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false